Shareholders' equity and share-based payments - Tax effects of other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pre-tax amount
Actuarial gains and losses	$ (192)	$ (12)	$ 823
Change in fair value of investments in equity instruments	142
Currency translation adjustment generated by the parent company	(1,533)	(4,022)	9,316
Sub-total items not potentially reclassifiable to profit and loss	(1,583)	(4,034)	10,139
Currency translation adjustment	740	1,113	(2,578)
Available for sale financial assets			7
Cash flow hedge	(599)	25	324
Variation of foreign currency basis spread	1	(80)
Share of other comprehensive income of equity affiliates, net amount	408	(540)	(677)
Other	(3)	(5)
Sub-total items potentially reclassifiable to profit and loss	547	513	(2,924)
Total other comprehensive income	(1,036)	(3,521)	7,215
Tax effect
Actuarial gains and losses	55	13	(390)
Change in fair value of investments in equity instruments	(2)
Sub-total items not potentially reclassifiable to profit and loss	53	13	(390)
Available for sale financial assets			(3)
Cash flow hedge	202	(6)	(97)
Variation of foreign currency basis spread		20
Sub-total items potentially reclassifiable to profit and loss	202	14	(100)
Total other comprehensive income	255	27	(490)
Net amount
Actuarial gains and losses	(137)	1	433
Change in fair value of investments in equity instruments	140
Currency translation adjustment generated by the parent company	(1,533)	(4,022)	9,316
Items not potentially reclassifiable to profit and loss	(1,530)	(4,021)	9,749
Currency translation adjustment	740	1,113	(2,578)
Available for sale financial assets			4
Cash flow hedge	(397)	19	227
Variation of foreign currency basis spread	1	(60)
Share of other comprehensive income of equity affiliates, net amount	408	(540)	(677)
Other	(3)	(5)
Items potentially reclassifiable to profit and loss	749	527	(3,024)
Total other comprehensive income (net amount)	$ (781)	$ (3,494)	$ 6,725